Stock-Based Compensation - Summary of Option Activities (Details) - Employee and Non-Employee stock options - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Range of Exercise Prices
Options Outstanding (in shares)	4,930	5,108
Weighted Average Exercise Price (in dollars per share)	$ 14.61	$ 14.54
Options Exercisable (in shares)	2,319	1,226
Weighted Average Exercise Price (in dollars per share)	$ 19.69	$ 23.44
Weighted Average Remaining Contractual Life (In years)	4 years 8 months 12 days	5 years 8 months 12 days
US$ 32.68
Range of Exercise Prices
Options Outstanding (in shares)	316	328
Weighted Average Exercise Price (in dollars per share)	$ 32.68	$ 32.68
Options Exercisable (in shares)	316	243
Weighted Average Exercise Price (in dollars per share)	$ 32.68	$ 32.68
Weighted Average Remaining Contractual Life (In years)	2 years 7 months 6 days	3 years 7 months 6 days
US$ 21.15
Range of Exercise Prices
Options Outstanding (in shares)	2,545	2,606
Weighted Average Exercise Price (in dollars per share)	$ 21.15	$ 21.15
Options Exercisable (in shares)	1,597	983
Weighted Average Exercise Price (in dollars per share)	$ 21.15	$ 21.15
Weighted Average Remaining Contractual Life (In years)	4 years 2 months 12 days	5 years 2 months 12 days
US$ 0.01-US$ 3.87
Range of Exercise Prices
Options Outstanding (in shares)	2,069
Weighted Average Exercise Price (in dollars per share)	$ 3.81
Options Exercisable (in shares)	406
Weighted Average Exercise Price (in dollars per share)	$ 3.87
Weighted Average Remaining Contractual Life (In years)	5 years 7 months 6 days
US$ 0.01-US$ 3.87 | Minimum
Range of Exercise Prices
Weighted Average Exercise Price (in dollars per share)	$ 0.01
US$ 0.01-US$ 3.87 | Maximum
Range of Exercise Prices
Weighted Average Exercise Price (in dollars per share)	$ 3.87
US$ 3.87
Range of Exercise Prices
Options Outstanding (in shares)		2,174
Weighted Average Exercise Price (in dollars per share)		$ 3.87
Options Exercisable (in shares)		0
Weighted Average Exercise Price (in dollars per share)		$ 0
Weighted Average Remaining Contractual Life (In years)		6 years 6 months